CONTRACT LIABILITY	12 Months Ended
Jun. 30, 2025
CONTRACT LIABILITY
CONTRACT LIABILITY

NOTE 14. CONTRACT LIABLILTY

	June 30,	June 30,	June 30,
	2024	2025	2025
	RMB	RMB	US Dollars
Total	¥1,820,481	¥4,719,255	$658,783

The movement in Contract abilities is as follows at June 30:

	June 30,	June 30,	June 30,
	2024	2025	2025
Related Parties	RMB	RMB	US Dollars
Balance at beginning of the period	¥2,748,365	¥1,820,481	$254,129
Decrease in contract liabilities as a result of recognizing revenue during the year was included in the contract liabilities at the beginning of the year	1,489,311	761,824	106,347
Increase in contract liabilities as a result of billings in advance of performance obligation under contracts	561,426	3,660,598	511,000
Total	¥1,820,481	¥4,719,255	$658,783